FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

22	FINANCIAL INSTRUMENTS

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	June 30, 2026	December 31, 2025
	USD	USD
Financial assets
At amortized cost	3,211,029	5,476,025

Financial liabilities
At amortized cost	(6,326,897)	(9,548,383)

b)	Financial risk management policies and objectives

The management of the Group monitors and manages the financial risks relating to the operations of the Group to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk.

(i)	Market risk management

The Group activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Group’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Group also transacts business in foreign currencies other than its functional currencies and is therefore exposed to foreign exchange risk. As of June 30, 2026, our accumulated other comprehensive loss was USD454,671. We have not entered into any hedging transactions in an effort to reduce our exposure to foreign exchange risk.

(iii)	Interest rate risk management

The Group is exposed to cash flow interest rate risk as the Group has bank loans which are interest bearing. The interest rates and terms of repayment of the loans are disclosed in the Note 12 to the consolidated financial statements. The Group currently does not have an interest rate hedging policy.

(iv)	Credit risk and impairment assessment

Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to trade receivables, other receivables, restricted bank deposits, and cash and bank balances. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

In order to minimize credit risk, the Group has delegated its finance team to develop and maintain the Group’s credit risk grading to categorize exposures according to their degree of risk of default. The finance team uses publicly available financial information and the Group’s own historical repayment records to rate its major customers and debtors. The Group’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties.

Trade receivables

Before accepting any new customer, the Group uses an internal credit scoring system to assess the potential customer’s credit quality and defines credit limits by customer. Limits and scoring attributed to customers are reviewed regularly. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. In this regard, the management considers that the Group’s credit risk is significantly reduced.

The Group has concentration of credit risk as 85.0% (2025: 64.3%) and 96.8% (2025: 89.2%) of the total trade receivables was due from the Group’s largest customer and the five largest customers respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

In addition, the Group performs impairment assessment under ECL model on trade receivables individually. Impairment of USD474,654 is recognized during the period.

Other receivables

For other receivables, the management makes periodic individual assessment on the recoverability of other receivables based on historical settlement records, past experience, and also quantitative and qualitative information that is reasonable and supportive forward-looking information. The management believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. For the period ended June 30, 2026, the Group assessed the ECL for other receivables and deposits, no loss allowance was recognized during the period.

Restricted bank deposits/ cash and bank balances

Credit risk on restricted bank deposits/ cash and bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed 12m ECL for restricted bank deposits/ cash and bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the 12m ECL on pledged bank deposits/restricted bank deposits/bank balances is considered to be insignificant and therefore no loss allowance was recognized.

(v)	Liquidity risk management

Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds.

In assessing our liquidity, we monitor and analyze our cash on-hand and our operating expenditure commitments. Our liquidity needs are to meet our working capital requirements and operating expenses obligations. To date, we have financed our operations primarily through cash flows from operations, equity financing, and short-term borrowing from banks and third parties.

As of June 30, 2026, our cash and bank balances amounted to approximately USD0.2 million, and our current assets were approximately USD8.1 million, and our current liabilities were approximately USD6.6 million. Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months from the consolidated financial statement filing date.

The Group maintains sufficient cash and cash equivalent, and internally generated cash flows to finance their activities.

Liquidity risk analyses

Non-derivative financial liabilities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

	On demand or within 1 year	1 to 2 years	2 to 5 years	Total
	USD	USD	USD	USD

June 30, 2026
Trade payables	1,113,658	-	-	1,113,658
Other payables	648,926	-	-	648,926
Bank borrowings	3,527,965	-	-	3,527,965
Other borrowings	412,698	77,152	-	489,850
Amounts due to an ultimate beneficial shareholder	473,260	-	-	473,260
Lease liabilities	34,644	32,571	8,566	75,781
Total	6,211,151	109,723	8,566	6,329,440

(vi)	Fair value of financial assets and financial liabilities

The management considers that the carrying amounts of Group’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

(c)	Capital risk management policies and objectives

The management manages its capital to ensure that the Group will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued capital and retained earnings as disclosed in the notes to consolidated financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	June 30, 2026	December 31, 2025
	USD	USD

Total debts	6,679,453	10,607,521
Total equity attributable to owners of the Company	1,832,609	3,770,851

Debt-to-equity %	364	281

The Group is not subject to externally imposed capital requirements for the period ended June 30, 2026.

The Group’s overall strategy remains unchanged from prior year.

(d)	Concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of their customers, and generally do not require collateral or other security from them. The Group evaluates their collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of their customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the period ended June 30, 2026
	USD	%

Amount of the Group’s revenue:	2,962,356	100.0
Customer A	729,568	24.6
Customer B	619,896	20.9
Customer C	371,780	12.6

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	For the period ended June 30, 2026
	USD	%

Amount of the Group’s accounts receivable:	2,106,330	100.0
Customer A	1,790,701	85.0